Goodwill & Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill & Intangible Assets, Net [Abstract]
Estimated fair value	$ 101,826
Amortization Expense	$ 1,768	$ 0	$ 0